Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events	Subsequent events
The Bank announced a quarterly cash dividend of $0.50 US dollar cents per share corresponding to the fourth quarter of 2023. The cash dividend was approved by the Board of Directors on February 20, 2024 and was paid on March 19, 2024 to the Bank’s stockholders as of March 04, 2024 record date.
In February 2024, the Board of Directors approved a grant of restricted stock units to certain executives of the Bank with a grant date fair value of $6.8 million or 317,783 shares, out of which 79,455 shares were vested in March 2024. The Board also authorized a repurchase program of up to $50 million of the Bank's common stock over time. The repurchase plan is intended to comply with Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended.
The Bank announced a quarterly cash dividend of $0.50 US dollar cents per share corresponding to the first quarter of 2024. The cash dividend was approved by the Board of Directors on April 16, 2024 and it was payable on May 15, 2024 to the Bank’s stockholders as of April 29, 2024 record date.